SCHEDULE OF APPRAISER DETERMINED THE VALUE OF THE RIGHTS BASED ON THE VALUE OF UNDERLYING SECURITY (Details) - Distoken Acquisition Corporation [Member]	Feb. 17, 2023
Measurement Input Value In DeSpac [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Right to buy one Share	9.59	[1]
Measurement Input Value Without DeSpac [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Right to buy one Share		[2]
Measurement Input Probability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Right to buy one Share	50.0	[3]
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Right to buy one Share	4.79	[4]

[1]	As the Founder Share will be converted to an ordinary share at the consummation of a transaction, it is assumed that the value of the Founder Share in the de-SPAC transaction scenario would simply equal the value of the ordinary share in a de-SPAC transaction.
[2]	The probability is as used in warrant analysis
[3]	Probability of the consummation of an initial business combination
[4]	Calculated as the weighted average price